Other non-current liabilities (Finance lease obligation) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other non-current liabilities [line items]
Remaining lease terms	ranging from 2 to 9 years
Non-current finance lease liabilities		¥ 1,758,971
Less: Total future interest expense		316,797
Total	¥ 0	1,442,174
Within 1 year [member]
Disclosure of other non-current liabilities [line items]
Non-current finance lease liabilities		415,962
More than 1 year but no more than 2 years [member]
Disclosure of other non-current liabilities [line items]
Non-current finance lease liabilities		341,415
More than 2 years but no more than 3 years [member]
Disclosure of other non-current liabilities [line items]
Non-current finance lease liabilities		327,239
Over 3 years [member]
Disclosure of other non-current liabilities [line items]
Non-current finance lease liabilities		¥ 674,355